Fees Summary	Sep. 25, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	19,095.16
Total Transaction Valuation	138,270,537.53
Total Offset Amount	0.00
Net Fee	$ 19,095.16
Offering Table N/A
Offset Table N/A	N/A